Derivatives (Derivative Liabilities and Collateral Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gross amounts of recognized liabilities	$ 85,061	$ 135,897
Derivative liabilities not subject to master netting agreements	15,200	39,500
Subject to Master Netting Agreements | Derivatives, interest rate contracts
Derivative [Line Items]
Gross amounts of recognized liabilities	69,842	96,363
Gross amounts offset in the Statements of Condition	0	0
Net amounts of liabilities presented in the Statements of Condition (a)	69,842	96,363
Gross amounts not offset in the Statements of Condition, Derivative assets available for offset	(17,278)	(25,953)
Gross amounts not offset in the Statements of Condition, Collateral pledged	(51,801)	(60,746)
Net amount	$ 763	$ 9,664